Statements Of Cash Flows (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Winton Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ 2,726,633	$ 8,504,901	$ (10,752,172)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value			2,158,369
Net change in ownership allocation of U.S. Treasury Securities	196,565	(42,915)	3,663,697
Net change in custom time deposits	(2,508,040)	(2,803,095)	4,403,764
Net change in ownership allocation of credit default swaps	18,791
Net change in ownership allocation of certificates of deposit			(1,780,051)
Net unrealized gain/(loss) on swap contracts	(7,291)
Net realized gain/(loss) on swap contracts	9,969
Net unrealized gain/(loss) on U.S. Treasury securities	2,017	(163,733)	434,210
(Purchases) sales of:
(Purchases) of swap contracts	(83,357)
Sales of custom time deposits	12,335,669		8,577,280
(Purchases) of custom time deposits		(3,981,330)	(12,043,170)
Sale of certificates of deposit			14,073,176
Increase and/or decrease in:
Receivable from futures commission merchants			9,653,595
Change in control of ownership of trading companies			(13,830,805)
Contributions to trading companies			15,598,979
Distributions from trading companies			(2,389,350)
Investments in unconsolidated trading companies, at fair value	1,490,991	187,005	(6,409,912)
Prepaid service fees - Class 1			89,142
Interest receivable	1,337	(1,003)	47,584
Receivable from related parties			64,844
Other assets	(6,773)	(117)
Incentive fees payable to Managing Owner	(467,341)	467,341
Management fees payable to Managing Owner	(32,116)	59,416	45,414
Interest payable to Managing Owner	(17,776)	50,929	39,027
Trading fees payable to Managing Owner	6,057	11,974	8,809
Trailing service fees payable to Managing Owner	(21,041)	24,219	57,290
Payables to related parties	(25,066)	(147,171)	146,959
Other liabilities	719	(132)	(35,068)
Net cash provided by (used in) operating activities	13,619,947	2,166,289	11,821,611
Cash Flows from Financing Activities:
Proceeds from sale of units	256,132	277,520	487,976
Payment for redemption of units	(13,654,078)	(6,465,163)	(9,427,644)
Pending owner additions	18,811
Owner redemptions payable	1,836	8,782
Net cash provided by (used in) financing activities	(13,377,299)	(6,178,861)	(8,939,668)
Net Increase (Decrease) in cash and cash equivalents	242,648	(4,012,572)	2,881,943
Cash and cash equivalents, beginning of year or period	1,808,624	5,821,196	2,939,253
Cash and cash equivalents, end of year or period	2,051,272	1,808,624	5,821,196
Winton/Graham Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(4,969,498)	7,907,840	552,475
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	1,427,138	(616,949)	(810,189)
Net change in ownership allocation of U.S. Treasury Securities	3,201,951	478,631	287,793
Net change in custom time deposits	8,934,476	1,250,739	(1,954,820)
Net change in ownership allocation of credit default swaps	26,895
Net change in ownership allocation of certificates of deposit			(391,105)
Net unrealized gain/(loss) on swap contracts	944
Net realized gain/(loss) on swap contracts	5,791
Net unrealized gain/(loss) on U.S. Treasury securities	3,545	(159,470)	367,408
(Purchases) sales of:
(Purchases) of swap contracts	(64,011)
Sales of custom time deposits	13,486,442		5,320,983
(Purchases) of custom time deposits		(4,735,352)	(13,135,610)
Sale of certificates of deposit			8,666,991
Increase and/or decrease in:
Receivable from futures commission merchants	11,090,076	1,920,174	(13,010,250)
Change in control of ownership of trading companies	(5,222,639)		2,258,238
Contributions to trading companies	3,981,000	5,800,968	8,100,000
Distributions from trading companies	(3,968,000)	(8,907,979)	(7,563,092)
Investments in unconsolidated trading companies, at fair value	(5,090,173)	(125,872)	461,573
Prepaid service fees - Class 1		105,448	260,260
Interest receivable	43,075	6,068	2,921
Receivable from related parties		470	19,530
Other assets	(6,409)	(111)
Incentive fees payable to Managing Owner	(623,629)	623,629	(76,168)
Management fees payable to Managing Owner	(67,825)	88,752	67,364
Interest payable to Managing Owner	(45,025)	43,126	39,066
Trading fees payable to Managing Owner	(4,700)	12,047	9,876
Trailing service fees payable to Managing Owner	(46,557)	50,986	47,078
Payables to related parties	(11,953)	8,509	(1,324)
Other liabilities	1,242	98	(7,278)
Net cash provided by (used in) operating activities	22,082,156	3,751,752	(10,488,280)
Cash Flows from Financing Activities:
Proceeds from sale of units	111,245	143,516	20,567,523
Payment for redemption of units	(22,349,216)	(8,587,168)	(7,276,754)
Pending owner additions	5,763		(710,128)
Owner redemptions payable	(46,387)	61,838
Net cash provided by (used in) financing activities	(22,278,595)	(8,381,814)	12,580,641
Net Increase (Decrease) in cash and cash equivalents	(196,439)	(4,630,062)	2,092,361
Cash and cash equivalents, beginning of year or period	1,352,481	5,982,543	3,890,182
Cash and cash equivalents, end of year or period	$ 1,156,042	$ 1,352,481	$ 5,982,543